Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, WI 53204

May 31, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)

File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add the following ten new series, YieldMax MSTR Option Income Strategy ETF, YieldMax BABA Option Income Strategy ETF, YieldMax ABNB Option Income Strategy ETF, YieldMax AMD Option Income Strategy ETF, YieldMax MRNA Option Income Strategy ETF, YieldMax PYPL Option Income Strategy ETF, YieldMax DIS Option Income Strategy ETF, YieldMax JPM Option Income Strategy ETF, YieldMax MSFT Option Income Strategy ETF, and YieldMax XOM Option Income Strategy ETF, is Post-Effective Amendment No. 93 and Amendment No. 96 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, please contact Michael Pellegrino at (844) 986-7676 (Extension 731) or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Toroso Investments, LLC